Accounts Receivable, net - Loss allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, net
Balance at Beginning of year	$ 0	$ 0	$ 190
Charges to earnings	0	0	(190)
Amounts utilized / write-offs	0	0	0
Balance at end of year	$ 0	$ 0	$ 0